Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Investments in joint ventures and associates
12. Investments in joint ventures and associates
The amounts recognised in the balance sheet are as follows:

All figures in £ millions	2025	2024

Associates	8	12

Total	8	12
The amounts recognised in the income statement for the year ended 31 December 2025 were a profit of
 £
1
m (2024: £2m; 2023: £1m).
The Group has no material associates or joint ventures. The largest associate is a 49% interest in The Egyptian International Publishing Company-Longman, which had a carrying value of £6m as at 31 December 2025 (2024: £9m).
During 2024, the Group sold part of its investment in its associate, Academy of Pop, for £4m, resulting in a gain of £2m. The remaining stake is now classified as a financial investment.
There were no material transactions with associates or joint ventures during 2025 or 2024.